Stockholders’ Equity	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Stockholders’ Equity

NOTE 2 – Stockholders’ Equity

Common Stock

Effective March 17, 2016, our Articles of Incorporation were amended to provide for both a reverse stock split of the outstanding shares of our common stock on a 1-for-100 basis (the “Reverse Stock Split”) and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”). Pursuant to the Share Decrease, the number of authorized shares of common stock decreased from 375,000,000 to 3,750,000 shares of common stock.

On April 28, 2016, the Company’s Articles of Incorporation were amended to increase the number of authorized shares of the Company’s common stock from 3,750,000 to 7,500,000 shares of common stock.

Effective February 15, 2017, our Articles of Incorporation were again amended to provide for a reverse stock split of the outstanding shares of our common stock on a 1-for-2 basis (the “Reverse Stock Split”), and a corresponding decrease in the number of shares of our common stock that we are authorized to issue (the “Share Decrease”).

The effects of both stock splits have been retroactively reflected to all periods presented.

Effective March 5, 2018, the Articles of Incorporation were again amended to increase the authorized number of shares of common stock to 15,000,000.

In 2016, the Company issued 23,687 shares of common stock to employees and consultants, valued at an average price of $6.43 per share, or $152,269.

In 2017, the Company issued 40,934 shares of common stock to directors at an average value of $2.09 per share, or $85,408.

On February 14, 2017, The NASDAQ Stock Market LLC informed the Company that it had approved the listing of the Company’s common stock on The NASDAQ Capital Market, effective as of February 15, 2017. The Company’s common stock ceased trading on the OTCQB on February 15, 2017, and on such date the common stock commenced trading on The NASDAQ Capital Market under the ticker symbol “SGLB”.

In October 2017, pursuant to an advisory agreement with Dawson James Securities, the Company issued to Dawson James a total of 141,000 shares of the Company’s common stock in exchange for the surrender by Dawson James of its Unit Purchase Option to acquire up to 70,500 Units that was issued by the Company in the 2017 public offering.

In November 2017, the Company issued 56,000 shares of common stock as the result of the exercise of warrants resulting in cash proceeds of $112,000.

In December 2017, the Company issued 204,578 shares of common stock as the result of a conversion of the $400,000 principal balance of Notes Payable and $8,556 of accrued interest.

 Deferred Compensation

In 2014 and 2015, the Company issued to various employees, directors and contractors shares of the Company’s common stock, subject to restrictions, pursuant to the 2013 Equity Incentive Plan (the “2013 Plan”). Such shares were valued at the fair value at the date of issue. The fair value was expensed as compensation over the vesting period and recorded as a reduction of stockholder’s equity. The $153,743 balance of unvested compensation cost related to these issues at December 31, 2016 was recognized in fiscal 2017.

During 2017, the Company issued to directors 40,934 shares of the Company’s common stock, subject to restrictions, pursuant to the 2013 Plan valued at $85,408. Such shares were valued at the fair value at the date of issue. The fair value is being expensed as compensation over the vesting period and recorded as a reduction of stockholder’s equity. As of December 31, 2017, the balance of unvested compensation to be recognized was $21,251 and is recorded as prepaid stock compensation.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, $0.001 par value. No shares of preferred stock were issued and outstanding at December 31, 2017 or 2016.

Stock Options

On April 28, 2016, at the Annual Meeting of Stockholders of the Company, the Company’s stockholders approved an amendment to the 2013 Plan to increase the number of shares of the Company’s common stock reserved for issuance under the 2013 Plan by 319,269 shares of our common stock to a total of 375,000 shares (on a post-Reverse Stock Split basis). As of December 31, 2016, an aggregate of 750 shares and 199,669 shares of common stock were reserved for issuance under the 2011 Equity Incentive Plan (“The 2011 Plan”) and the 2013 Plan, respectively.

On October 2, 2017, at the Annual Meeting of Stockholders of the Company, the Company’s stockholders approved an amendment to the 2013 Plan to increase the number of shares of the Company’s common stock reserved for issuance under the 2013 Plan by 375,000 shares of our common stock to a total of 750,000 shares. As of December 31, 2017, an aggregate of 750 shares and 450,062 shares of common stock were reserved for issuance under the 2011 and the 2013 Plan, respectively.

During 2017, the Company granted a total of 213,750 options to 5 employees with vesting periods ranging from 18 months to 4 years beginning May 21, 2017. In 2017, 82,676 options vested, and $510,496 of compensation cost was recognized during the year. As of December 31, 2017, there were options to purchase 299,938 shares issued and outstanding under the 2013 Plan. Of this amount, there are vested options exercisable for 85,614 shares of common stock. As of December 31, 2016, the Company had 200,419 shares reserved for future grant under its plans and there were no options exercised during the years ended December 31, 2017.

During 2016, the Company granted a total of 73,688 options to 10 employees with vesting periods ranging from 3 to 4 years beginning March 14, 2017. In 2016, 2,938 options vested, and $168,411 of compensation cost was recognized during the year. As of December 31, 2016, there were options to purchase 101,188 shares outstanding under the plans. Of this amount, there were vested options exercisable for 2,938 shares of common stock. As of December 31, 2016, the Company had 200,419 shares reserved for future grant under its plans and there were no options exercised during the years ended December 31, 2016.

The Company generally grants stock options to employees and directors at exercise prices equal to the fair market value of the Company’s stock on the dates of grant. Stock options are typically granted throughout the year and generally vest over four years of service and expire ten years from the date of the award, unless otherwise specified. The Company recognizes compensation expense for the fair value of the stock options over the requisite service period for each stock option award.

Total share-based compensation expense included in the consolidated statements of operations for the years ended December 31, 2017 and 2016 is $719,796, of which $510,496 is related to stock options, and $341,558, of which $200,504 is related to stock options, respectively. There was no capitalized share-based compensation cost as of December 31, 2017 and 2016, and there were no recognized tax benefits during the years ended December 31, 2017 and 2016.

To estimate the value of an award, the Company uses the Black-Scholes option-pricing model. This model requires inputs such as expected life, expected volatility and risk-free interest rate. The forfeiture rate also impacts the amount of aggregate compensation. These inputs are subjective and generally require significant analysis and judgment to develop. While estimates of expected life, volatility and forfeiture rate are derived primarily from the Company’s historical data, the risk-free rate is based on the yield available on U.S. Treasury constant maturity rates with similar terms to the expected term of the stock option awards. The fair value of share-based awards was estimated using the Black-Scholes model with the following weighted-average assumptions for the years ended December 31, 2017 and 2016:

Assumptions:

	2017	2016

Dividend yield	0.00	0.00
Risk-free interest rate	1.91-2.45%	1.13-1.57%
Expected volatility	115.9-139%	111.5-132.4%
Expected life (in years)	5-10	5-10

Option activity for the year ended December 31, 2017 was as follows:

		Weighted Average	Weighted Average
		Exercise	Remaining	Aggregate
		Price	Contractual	Intrinsic
	Options	($)	Life (Yrs.)	Value ($)

Options outstanding at December 31, 2016	101,188	8.39	9.29	-
Granted	213,750	2.95	7.72	16,600
Exercised	-	-	-	-
Forfeited or cancelled	-15,000	5.43	-	-

Options outstanding at December 31, 2017	299,938	8.39	7.33	16,600
Options expected to vest in the future as of December 31, 2017	214,324	4.55	6.88	16,000
Options exercisable at December 31, 2017	85,614	4.49	7.96	600
Options vested, exercisable, and options expected to vest at December 31, 2017	299,938	4.57	7.33	16,600

The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of our common stock for those awards that have an exercise price currently below the $2.15 closing price of our Common Stock on December 31, 2017. Three of the 2017 option grants have an exercise price currently below $2.15.

At December 31, 2017 and 2016, there was $525,606 and $452,551, respectively, of unrecognized share-based compensation expense related to unvested share options with a weighted average remaining recognition period of 7.33 and 9.29 years, respectively.

Warrants

At December 31, 2017, the Company had outstanding warrants to purchase a total of 1,434,000 shares of common stock, 1,410,000 warrants at an exercise price of $4.00 per share, which if not exercised, will expire on February 21, 2022, and 24,000 warrants at an exercise price of $2.00 per share which, if not exercised, will expire on October 17, 2019.